UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 28   [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 28                  [X]

                        (Check appropriate box or boxes.)

The Staar Investment Trust (Exact Name of Registrant as Specified in Charter)

604 McKnight Park Drive, Pittsburgh, PA 15237

(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number(including Area Code) (412) 367-9076

J. Andre Weisbrod, 604 McKnight Park Drive, Pittsburgh, PA, 15237

(Name and Address of Agent for Services)

Copies to Thomas Sweeney, Esq.,

Sweeney Law Offices,

P.O. Box 82637

158 West Hutchinson Ave., Pittsburgh, PA 15218

It is proposed that this filing will become effective (check appropriate box)

[X]  immediately upon filing pursuant to paragraph (b)

[ ]  on May 10, 2012 pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)

[ ]  on May 10, 2012 pursuant to paragraph (a) of Rule 485

As soon as possible after the effective date of the Registration under the Securities Act of 1933

SIGNATURES

Pursuant to the requirements of (the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant (certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh, and the State of Pennsylvania on the 10th day of May, 2012 .

The Staar Investment Trust

Registrant

By: /s/ J. Andre Weisbrod
J. Andre Weisbrod, Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Jeffrey A. Dewhirst
Jeffrey A. Dewhirst
Trustee	May 10, 2012
(Signature)	(date)

/s/ Thomas J. Smith
Thomas J. Smith
Trustee	May 10, 2012
(Signature)	(date)

/s/ Richard Levkoy
Richard levkoy
Trustee	May 10, 2012
(Signature)	(date)

/s/ J. Andre Weisbrod
J. Andre Weisbrod
Trustee	May 10, 2012
(Signature)	(date)

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.CAL

XBRL

Taxonomy Extension Calculation Linkbase

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase